Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Earnings per share
The amounts used in computing earnings per common share and the effects of potentially dilutive securities on the weighted average number of common shares were as follows:

Year Ended December 31,	2018	2017	2016
(Dollars and shares in millions, except per share amounts)
Net income attributable to U.S. Cellular shareholders	$150	$12	$48

Weighted average number of shares used in basic earnings per share	86	85	85
Effects of dilutive securities	1	1	—
Weighted average number of shares used in diluted earnings per share	87	86	85

Basic earnings per share attributable to U.S. Cellular shareholders	$1.75	$0.14	$0.56

Diluted earnings per share attributable to U.S. Cellular shareholders	$1.72	$0.14	$0.56